                        ASSET MANAGEMENT FUND, INC. LOGO

                          ASSET MANAGEMENT FUND, INC.
                             111 EAST WACKER DRIVE
                               CHICAGO, IL 60601

                        ASSET MANAGEMENT FUND, INC. LOGO
                          ASSET MANAGEMENT FUND, INC.
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997

--------------------------------------------------------------------------------

June 6, 1997

Dear Shareholder:

  The Directors and Officers of the Asset Management Fund, Inc. are pleased to send the Semi-Annual Report to Shareholders for the six months ending April 30, 1997.

  Throughout most of the period, a very benign inflationary environment pushed bond prices higher and yields lower despite a rapidly growing economy and increasing tightness in the labor market. The Federal Reserve, however, after several warnings, finally said, "enough" and on March 5th, 1997 raised short term rates by 25 basis points as a precautionary move designed to quell any doubts that they continued to stand "foresquare" against inflation, be it perceived or anticipated.

  Prices slumped and yields advanced, but only to the extent that the inflation sensitive long end of the Treasury curve remained essentially unchanged over the six month time frame while the short end of the Treasury curve cheapened by about 20 basis points as short rates were forced upward in response to the Fed's action.

  The durations of all the AMF portfolios were shortened early in 1997 in the expectation that rates would likely be pressured upward by the robust economy and for the foreseeable future. We would anticipate maintaining a fairly defensive posture until there is greater certainty that economic growth will moderate and that the Fed will remain on the sidelines. However, for a host of reasons, the AMF portfolio managers are staunchly bullish over the longer term and expect that current conditions will ultimately give-way to a prolonged period of restrained economic activity and lower rates.

  As always, whatever our market view, the AMF portfolio management team remains committed to providing professional asset management services and will continue to manage the portfolios in a manner consistent with the objectives of our shareholders. Thank you for investing with the Asset Management Fund.

Sincerely,

Rodger D. Shay

Rodger D. Shay
President

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS....................................      97.5%
  Federal Home Loan Bank -- discount notes
       5.28%                                                          05/01/97   $33,000   $33,000,000
       5.32%                                                          05/02/97     5,000     4,999,261
                                                                                           -----------
                                                                                            37,999,261
  Federal National Mortgage Association* -- weekly reset
       5.50%                                                          05/06/97     5,000     5,000,000
  Student Loan Marketing Association* -- weekly reset
       5.51%                                                          05/06/97    10,000    10,000,000
       5.53%                                                          05/06/97     5,110     5,110,000
                                                                                           -----------
                                                                                            15,110,000
                                                                                           -----------
     TOTAL AGENCY OBLIGATIONS
          (Cost $58,109,261)                                                                58,109,261
REPURCHASE AGREEMENT..................................       2.3%
  Lanston (Aubrey G.) & Co., Inc.
         5.35% (Agreement dated 04/30/97, to be
       repurchased at $1,373,204 on 05/01/97;
       collateralized by $1,240,000 U.S. Treasury
       Bonds, 8.125%, due 08/15/19. The market value
       of the collateral is $1,410,339.)
          (Cost $1,373,000)                                           05/01/97     1,373     1,373,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES.......................      99.8%
          (Cost $59,482,261)**                                                              59,482,261
OTHER ASSETS IN EXCESS OF LIABILITIES.................       0.2%                               96,620
                                                                                           -----------
Net Assets applicable to 59,578,881 Shares of Common
  Stock issued and outstanding........................     100.0%                          $59,578,881
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($59,578,881 / 59,578,881)                                                               $1.00
                                                                                                ======

--------------------------------------------------------------------------------
 * Variable Rate Obligations -- The interest rate shown is the rate at April 30, 1997 and the maturity date shown represents the next interest rate readjustment date.

** Aggregate cost for Federal income tax purposes is identical.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                    PAR
                                                         ASSETS      MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS..........................       97.2%
  U.S. Treasury Notes
       7.250%                                                        02/15/98    $20,000    $ 20,200,000
       6.000%                                                        05/31/98     20,000      19,990,625
       6.250%                                                        07/31/98      7,000       7,015,313
       6.250%                                                        03/31/99      2,000       1,999,687
       6.375%                                                        05/15/99     17,000      17,023,906
       7.125%                                                        09/30/99     15,000      15,260,156
       7.750%                                                        11/30/99     15,000      15,480,469
       6.125%                                                        07/31/00      5,000       4,952,344
       6.500%                                                        08/31/01      8,000       7,983,750
       6.625%                                                        03/31/02      2,000       2,004,063
       6.625%                                                        04/30/02      3,000       3,007,031
                                                                                            ------------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $113,810,253)                                                                114,917,344
REPURCHASE AGREEMENT...............................        1.5%
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 04/30/97, to be
     repurchased at $1,784,265 on 05/01/97;
     collateralized by $1,705,000 U.S. Treasury
     Notes, 8.50%, due 02/15/00. The market value
     of the collateral is $1,820,809.)
          (Cost $1,784,000)                                          05/01/97      1,784       1,784,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES....................       98.7%
          (Cost $115,594,253)*                                                               116,701,344
OTHER ASSETS IN EXCESS OF LIABILITIES..............        1.3%                                1,572,250
                                                                                            ------------
Net Assets applicable to 11,325,314 Shares of
  Common Stock issued and outstanding..............      100.0%                             $118,273,594
                                                                                            ============
Net Asset Value, offering and redemption price per
  share ($118,273,594 / 11,325,314)                                                               $10.44
                                                                                            ============

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $115,598,174. At April 30, 1997, the net and gross unrealized appreciation for all securities is $1,103,170.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.........     77.4%
Treasury Based ARMS..................................     30.4%
  Federal Home Loan Mortgage Corporation
       7.58%                                                        05/01/23    $12,825    $ 13,377,742
       7.97%                                                        09/01/23      9,171       9,543,506
       7.64%                                                        04/01/24     14,035      14,482,133
       7.72%                                                        03/01/25     18,416      18,933,611
  Federal National Mortgage Association
       6.06%                                                        11/25/23     32,044      32,044,422
  Citicorp 1992-18 CL A-1
       7.25%                                                        10/25/22     28,580      29,508,891
  Fund America 1993A CL A-1
       7.47%                                                        06/25/23     18,708      19,462,195
  Housing Securities, Inc. 1992 SL-1 CL A-1
       7.95%                                                        05/25/16     19,680      20,596,564
  Resolution Trust Corp. Series 1993-3 CL A-7
       7.73%                                                        11/25/22     23,202      23,593,514
  Resolution Trust Corp. Series 1995-2 CL A-3
       6.92%                                                        05/25/29     24,868      25,310,617
  Ryland Mortgage Securities Corp. 1991-10 CL A-2
       7.67%                                                        06/25/21      5,961       5,983,513
                                                                                           ------------
          (Cost $209,331,295)                                                               212,836,708
11th District Federal Home Loan Bank Cost of Funds
  (COFI) Based ARMS..................................      2.8%
  Federal Home Loan Mortgage Corporation
       6.07%
          (Cost $19,534,843)                                        06/01/30     19,864      19,553,493
Six Month Certificates of Deposit Based ARMS.........     11.5%
  Federal National Mortgage Association
       6.86%                                                        01/01/22     10,713      10,997,783
       6.90%                                                        10/01/22     11,186      11,458,324
       6.99%                                                        12/01/22     14,824      15,180,680
       7.41%                                                        02/01/23      7,692       7,970,319
       6.94%                                                        09/01/23     15,059      15,365,117
  Sears Mortgage 1992-16
       7.19%                                                        10/25/22     19,266      19,699,731
                                                                                           ------------
          (Cost $79,559,340)                                                                 80,671,954
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
London Interbank Offering Rate (LIBOR)
  Based ARMS.........................................     32.7%
  Federal Home Loan Mortgage Corporation
        7.73%                                                       09/01/24    $11,624    $ 12,118,051
        7.60%                                                       02/01/26     30,689      31,897,723
        6.09%                                                       02/15/26     14,729      14,751,594
        7.30%                                                       05/01/26     16,728      17,276,621
  Chase 90-EA1
        7.19%                                                       11/25/20     20,000      20,350,020
  CMC Securities Corp. 93-2H A1
        7.50%                                                       09/25/23     26,211      26,858,424
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-6
        7.20%                                                       07/25/22     44,940      46,119,738
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-9
        7.20%                                                       10/25/22     22,152      22,664,420
  Residential Funding Mortgage Securities 1996-S23
        5.99%                                                       11/25/26     15,666      15,670,572
  Saxon Mortgage 1993-1 CL A-1
        7.75%                                                       02/25/23     21,677      21,893,641
                                                                                           ------------
          (Cost $226,750,252)                                                               229,600,804
                                                                                           ------------
          TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $535,175,730)                                                          542,662,959
FIXED RATE MORTGAGE-RELATED SECURITIES...............     14.5%
Collateralized Mortgage Obligations
  Federal Home Loan Mortgage Corporation
        8.00%                                                       06/01/14      6,417       6,499,240
        5.25%                                                       01/15/16     10,000       9,881,250
        9.25%                                                       01/01/17      7,309       7,760,953
       10.50%                                                       12/01/20      4,294       4,700,690
  Federal National Mortgage Association 1993-131 B
        5.75%                                                       06/25/06     13,403      13,206,579
  General Electric Capital Mortgage Services 1993-18
        6.00%                                                       05/25/07     19,472      19,319,875
  General Electric Capital Mortgage Services 1997-3
        7.50%                                                       04/25/27     10,346      10,384,418
  Kidder Peabody Mortgage Asset Account 4D
        8.39%                                                       05/20/18      7,248       7,372,455
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
  Prudential Home Mortgage Services 1996-6
       6.00%                                                        05/25/26    $13,263    $ 13,067,756
  Residential Funding Mortgage Securities 1994-S9
       6.50%                                                        03/25/24      9,312       9,250,700
                                                                                           ------------
          TOTAL FIXED RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $101,349,103)                                                          101,443,916
U.S. TREASURY OBLIGATION.............................      1.4%
  U. S. Treasury Note
       7.375%
          (Cost $10,003,361)                                        11/15/97     10,000      10,081,250
AGENCY OBLIGATION....................................      1.0%
  Federal Home Loan Bank -- discount note
       5.28%
          (Cost $7,000,000)                                         05/01/97      7,000       7,000,000
REPURCHASE AGREEMENTS................................      5.2%
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 04/30/97, to be
     repurchased at $23,967,561 on 05/01/97;
     collateralized by $25,038,000 U.S. Treasury
     Bonds, 6.75%, due 08/15/26. The market value of
     the collateral is $24,597,890.)
          (Cost $23,964,000)                                        05/01/97     23,964      23,964,000
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 04/30/97, to be
     repurchased at $12,571,868 on 05/01/97;
     collateralized by $12,182,000 U.S. Treasury
     Bonds, 7.25%, due 05/15/16. The market value of
     the collateral is $12,897,799.)
          (Cost $12,570,000)                                        05/01/97     12,570      12,570,000
                                                                                           ------------
          TOTAL REPURCHASE AGREEMENTS
               (Cost $36,534,000)                                                            36,534,000
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET
                                                         ASSETS                               VALUE
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES......................     99.5%
          (Cost $690,062,194)**                                                            $697,722,125
OTHER ASSETS IN EXCESS OF LIABILITIES................      0.5%                               3,688,232
                                                                                           ------------
Net Assets applicable to 70,371,413 Shares of Common
  Stock issued and outstanding.......................    100.0%                            $701,410,357
                                                                                           ============
Net Asset Value, offering and redemption price per
  share ($701,410,357 / 70,371,413)                                                               $9.97
                                                                                                 ======

--------------------------------------------------------------------------------
 * The interest rates shown are the rates at April 30, 1997.

** Aggregate cost for Federal income tax purposes is identical. At April 30, 1997, the net unrealized appreciation for all securities of $7,659,931 consists of gross unrealized appreciation of $7,970,018 and gross unrealized depreciation of ($310,087).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES................      79.1%
Pass Throughs
  Federal Home Loan Mortgage Corporation Gold
       7.00%, due 07/01/03                                                       $11,403   $11,392,765
       7.50%, due 01/01/10 to 07/01/11                                            28,709    28,978,148
                                                                                           -----------
                                                                                            40,370,913
  Federal National Mortgage Association
       6.50%                                                          03/01/01     8,405     8,300,012
       7.00%                                                          03/01/04     9,963     9,947,251
       6.50%                                                          05/01/08     9,758     9,520,613
                                                                                           -----------
                                                                                            27,767,876
                                                                                           -----------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $67,313,557)                                                                68,138,789
U.S. TREASURY OBLIGATIONS.............................      18.4%
  U.S. Treasury Notes
       6.500%                                                         05/31/01     5,000     4,993,750
       6.625%                                                         07/31/01     5,000     5,013,281
       5.875%                                                         11/31/01     1,000       973,125
       6.625%                                                         03/31/02     1,000     1,002,031
       6.250%                                                         02/15/07     4,000     3,869,375
                                                                                           -----------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $15,796,023)                                                                15,851,562
------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT..................................       2.3%
  Lanston (Aubrey G.) & Co., Inc.
       5.35% (Agreement dated 04/30/97, to be
     repurchased at $1,963,292 on 05/01/97;
     collateralized by $1,887,000 U.S. Treasury Notes,
     8.875%, due 02/01/99. The market value of the
     collateral is $2,002,487.)
          (Cost $1,963,000)                                           05/01/97   $ 1,963   $ 1,963,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES.......................      99.8%
          (Cost $85,072,580)*                                                               85,953,351
OTHER ASSETS IN EXCESS OF LIABILITIES.................       0.2%                              217,273
                                                                                           -----------
Net Assets applicable to 9,152,406 Shares of Common
  Stock issued and outstanding........................     100.0%                          $86,170,624
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($86,170,624 / 9,152,406)                                                                $9.42
                                                                                                ======

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $85,089,253. At April 30, 1997, the net and gross unrealized appreciation for all securities is $864,098.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.................     80.2%
  Federal National Mortgage Association................      9.0%
       5.25%
          (Cost $4,998,707)                                           08/15/10   $ 5,111   $ 5,004,371
  Government National Mortgage Association.............     71.2%
     10.00%, due 03/15/19                                                            874       954,679
      9.00%, due 11/05/04 to 10/15/21                                              5,477     5,786,502
      7.50%, due 02/15/24                                                         14,068    13,993,430
      8.50%, due 06/15/24                                                          3,856     3,983,788
      7.00%, due 08/15/23 to 09/15/24                                             15,150    14,662,359
                                                                                           -----------
          (Cost $37,920,829)                                                                39,380,758
                                                                                           -----------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $42,919,536)                                                                44,385,129
U.S. TREASURY OBLIGATIONS..............................     16.1%
  U.S. Treasury Notes
      6.625%                                                          07/31/01     5,000     5,013,281
      6.250%                                                          02/15/07     4,000     3,869,375
                                                                                           -----------
          (Cost $8,877,853)                                                                  8,882,656
REPURCHASE AGREEMENT...................................      3.5%
  Lanston (Aubrey G.) & Co., Inc.
      5.35% (Agreement dated 04/30/97, to be
     repurchased at $1,920,285 on 05/01/97;
     collateralized by $1,284,000 U.S. Treasury Bonds,
     13.875%, due 05/15/11. The market value of the
     collateral is $1,968,865.)
          (Cost $1,920,000)                                           05/01/97     1,920     1,920,000
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES........................     99.8%
          (Cost $53,717,389)*                                                               55,187,785
OTHER ASSETS IN EXCESS OF LIABILITIES..................      0.2%                               85,069
                                                                                           -----------
Net Assets applicable to 5,325,208 Shares of Common
  Stock issued and outstanding.........................    100.0%                          $55,272,854
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($55,272,854 / 5,325,208)                                                               $10.38
                                                                                               =======

--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is $53,726,914. At April 30, 1997, the net and gross unrealized appreciation for all securities is $1,460,871.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                                  U.S.
                                                  SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                       MONEY      GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                       MARKET     SECURITIES        (ARM)        SECURITIES    SECURITIES
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income..............   $1,313,888   $ 4,997,499    $24,749,287    $ 3,138,860    $2,084,484
                                     ----------   -----------    -----------    -----------    ----------
     Operating expenses:
       Investment advisory fee....       37,103       194,268      1,681,101        153,505        69,104
       Distribution fee...........       37,103       116,561        933,945         65,788        41,462
       Administration fee.........        9,142        27,784        134,282         15,778        10,190
       Custodian fee..............        6,200        18,178         75,226         11,101        14,357
       Directors' fees............        3,403         4,663         21,985          1,944         1,482
       Transfer agent fee.........        1,369         2,887         19,878            790         1,325
       Legal......................        2,056         5,042         24,374          3,598         1,654
       Audit......................        2,663         5,302         27,409          1,239         1,746
       Other......................        1,120         4,950         21,860          8,283         4,570
                                     ----------   -----------    -----------    -----------    ----------
                                        100,159       379,635      2,940,060        262,026       145,890
       Fee waivers................      (37,103)          -0-     (1,120,734)       (43,859)          -0-
                                     ----------   -----------    -----------    -----------    ----------
          Total expenses..........       63,056       379,635      1,819,326        218,167       145,890
                                     ----------   -----------    -----------    -----------    ----------
          Net investment income...    1,250,832     4,617,864     22,929,961      2,920,693     1,938,594
                                     ----------   -----------    -----------    -----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
       Net realized gain (loss)...          -0-         5,062        286,067       (134,878)     (397,986)
       Net change in unrealized
         appreciation/depreciation
          of investments..........          -0-    (1,729,361)       897,897       (904,213)     (301,613)
                                     ----------   -----------    -----------    -----------    ----------
       Net gain (loss) on
          investments.............          -0-    (1,724,299)     1,183,964     (1,039,091)     (699,599)
                                     ----------   -----------    -----------    -----------    ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......   $1,250,832   $ 2,893,565    $24,113,925    $ 1,881,602    $1,238,995
                                     ==========   ===========    ===========    ===========    ==========
---------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------
                                                 MONEY MARKET                   SHORT U.S. GOVERNMENT
                                                  PORTFOLIO                     SECURITIES PORTFOLIO
                                       -------------------------------------------------------------------
                                       SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 1997     OCTOBER 31,      APRIL 30, 1997    OCTOBER 31,
                                         (UNAUDITED)          1996           (UNAUDITED)          1996
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income...........   $   1,250,832     $   3,491,429      $  4,617,864     $ 10,747,695
     Net gain (loss) on
       investments...................             -0-               -0-        (1,724,299)      (2,534,577)
                                        -------------     -------------      ------------     ------------
       Net increase in net assets
          resulting from
          operations.................       1,250,832         3,491,429         2,893,565        8,213,118
                                        -------------     -------------      ------------     ------------
  Dividends paid to stockholders:
     From net investment income......      (1,250,832)       (3,491,429)       (4,617,864)     (10,747,695)
     From net realized capital
       gains.........................             -0-               -0-               -0-              -0-
                                        -------------     -------------      ------------     ------------
       Total dividends paid to
          stockholders...............      (1,250,832)       (3,491,429)       (4,617,864)     (10,747,695)
                                        -------------     -------------      ------------     ------------
  Capital share transactions:
     Proceeds from sale of shares....     255,846,018       756,322,916         5,570,292       44,293,835
     Shares issued to stockholders in
       reinvestment of dividends.....       1,188,658         2,389,475         2,837,961        5,584,686
     Cost of shares repurchased......    (266,939,517)     (726,098,039)      (65,301,974)     (37,795,386)
                                        -------------     -------------      ------------     ------------
       Net increase (decrease) in net
          assets from capital share
          transactions...............      (9,904,841)       32,614,352       (56,893,721)      12,083,135
                                        -------------     -------------      ------------     ------------
       Total increase (decrease) in
          net assets.................      (9,904,841)       32,614,352       (58,618,020)       9,548,558
Net Assets:
  Beginning of period................      69,483,722        36,869,370       176,891,614      167,343,056
                                        -------------     -------------      ------------     ------------
  End of period......................   $  59,578,881     $  69,483,722      $118,273,594     $176,891,614
                                        =============     =============      ============     ============
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
          ADJUSTABLE RATE                   INTERMEDIATE MORTGAGE                 U.S. GOVERNMENT
      MORTGAGE (ARM) PORTFOLIO               SECURITIES PORTFOLIO          MORTGAGE SECURITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
     APRIL 30, 1997     OCTOBER 31,     APRIL 30, 1997     OCTOBER 31,     APRIL 30, 1997    OCTOBER 31,
      (UNAUDITED)          1996          (UNAUDITED)          1996          (UNAUDITED)          1996
---------------------------------------------------------------------------------------------------------


     $  22,929,961     $  55,040,332     $ 2,920,693      $  10,923,457     $ 1,938,594      $  4,158,584

         1,183,964           (91,817)     (1,039,091)        (3,816,169)       (699,599)         (687,178)
     -------------     -------------     -----------      -------------     -----------      ------------


        24,113,925        54,948,515       1,881,602          7,107,288       1,238,995         3,471,406
     -------------     -------------     -----------      -------------     -----------      ------------

       (22,737,320)      (55,040,332)     (2,900,029)       (10,923,457)     (1,925,552)       (4,158,584)

               -0-               -0-             -0-                -0-             -0-               -0-
     -------------     -------------     -----------      -------------     -----------      ------------

       (22,737,320)      (55,040,332)     (2,900,029)       (10,923,457)     (1,925,552)       (4,158,584)
     -------------     -------------     -----------      -------------     -----------      ------------

       123,018,679       547,849,221       3,039,711         11,947,721             -0-        10,233,212

        11,888,194        27,868,817       1,274,776          7,021,954         892,905         1,891,769
      (230,889,291)     (671,148,248)     (9,414,612)      (109,951,609)     (2,200,281)      (16,429,514)
     -------------     -------------     -----------      -------------     -----------      ------------


       (95,982,418)      (95,430,210)     (5,100,125)       (90,981,934)     (1,307,376)       (4,304,533)
     -------------     -------------     -----------      -------------     -----------      ------------

       (94,605,813)      (95,522,027)     (6,118,552)       (94,798,103)     (1,993,933)       (4,991,711)

       796,016,170       891,538,197      92,289,176        187,087,279      57,266,787        62,258,498
     -------------     -------------     -----------      -------------     -----------      ------------
     $ 701,410,357     $ 796,016,170     $86,170,624      $  92,289,176     $55,272,854      $ 57,266,787
     =============     =============     ===========      =============     ===========      ============
---------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                        SIX MONTHS
                                          ENDED                       YEAR ENDED OCTOBER 31,
                                      APRIL 30, 1997    ---------------------------------------------------
                                       (UNAUDITED)       1996       1995       1994       1993       1992
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period............................     $  1.00        $  1.00    $  1.00    $  1.00   $   1.00   $   1.00
                                         -------        -------    -------    -------   --------   --------
Income from investment operations:
------------------------------------
  Net investment income.............       .0251          .0516      .0547      .0346      .0277      .0358
  Net realized and unrealized gain
   (loss) on investments............         -0-            -0-        -0-        -0-        -0-        -0-
                                         -------        -------    -------    -------   --------   --------
       Total from investment
          operations................       .0251          .0516      .0547      .0346      .0277      .0358
                                         -------        -------    -------    -------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income.......      (.0251)        (.0516)    (.0547)    (.0346)    (.0277)    (.0358)
   From net realized gains..........         -0-            -0-        -0-        -0-        -0-        -0-
                                         -------        -------    -------    -------   --------   --------
       Total distributions to
          stockholders..............      (.0251)        (.0516)    (.0547)    (.0346)    (.0277)    (.0358)
                                         -------        -------    -------    -------   --------   --------
Net asset value, end of period......     $  1.00        $  1.00    $  1.00    $  1.00   $   1.00   $   1.00
                                         =======        =======    =======    =======   ========   ========
Total return........................       2.53%          5.29%      5.60%      3.51%      2.80%      3.64%
Ratios/Supplemental data:
------------------------------
  Net assets, end of period
   (in 000's).......................     $59,579        $69,484    $36,869    $82,969   $107,924   $110,090
  Ratio of expenses to average net
   assets...........................       0.25%(1)(2)    0.24%(1)   0.24%(1)   0.40%(1)    0.40%     0.41%
  Ratio of net investment income to
   average net assets...............       5.06%(2)       5.15%      5.40%      3.34%      2.77%      3.54%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Money Market Portfolio for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .40% (annualized), .39%, .39%, and .42%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED                       YEAR ENDED OCTOBER 31,
                                    APRIL 30, 1997   ----------------------------------------------------
                                     (UNAUDITED)       1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period............................    $  10.56      $  10.68   $  10.45   $  10.89   $  10.85   $  10.71
                                       --------      --------   --------   --------   --------   --------
Income from investment operations:
-----------------------------------
  Net investment income............       .3096         .6370      .6746      .5396      .6155      .7652
  Net realized and unrealized gain
   (loss) on investments...........      (.1200)       (.1200)     .2300     (.4400)     .0400      .1400
                                       --------      --------   --------   --------   --------   --------
       Total from investment
          operations...............       .1896         .5170      .9046      .0996      .6555      .9052
                                       --------      --------   --------   --------   --------   --------
Less distributions:
-----------------------------------
  Dividends paid to stockholders:
     From net investment income....      (.3096)       (.6370)    (.6746)    (.5396)    (.6155)    (.7652)
     From net realized gains.......         -0-           -0-        -0-        -0-        -0-        -0-
                                       --------      --------   --------   --------   --------   --------
       Total distributions to
          stockholders.............      (.3096)       (.6370)    (.6746)    (.5396)    (.6155)    (.7652)
                                       --------      --------   --------   --------   --------   --------
Net asset value, end of period.....    $  10.44      $  10.56   $  10.68   $  10.45   $  10.89   $  10.85
                                       ========      ========   ========   ========   ========   ========
Total return.......................       1.82%         4.99%      8.94%      0.95%      6.19%      8.72%
Ratios/Supplemental data:
-----------------------------------
  Net assets, end of period (in
   000's)..........................    $118,274      $176,892   $167,343   $179,740   $235,705   $213,995
  Ratio of expenses to average net
     assets........................       0.49%(1)      0.48%      0.49%      0.47%      0.48%      0.50%
  Ratio of net investment income to
     average net assets............       5.94%(1)      6.02%      6.42%      5.04%      5.65%      7.15%
  Portfolio turnover rate..........         54%           69%       112%       195%       110%        43%

--------------------------------------------------------------------------------
(1) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                  SIX MONTHS
                                    ENDED                              YEAR ENDED OCTOBER 31,
                                APRIL 30, 1997    ----------------------------------------------------------------
                                 (UNAUDITED)        1996         1995          1994          1993          1992
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.......................    $   9.95       $   9.94    $     9.78    $    10.02    $     9.98    $    10.01
                                   --------       --------    ----------    ----------    ----------    ----------
Income from investment operations:
----------------------------------
  Net investment income........       .3029          .5958         .6035         .4396         .4267         .5235
  Net realized and unrealized
    gain (loss) on
    investments................       .0173          .0100         .1600        (.2400)        .0386        (.0295)
                                   --------       --------    ----------    ----------    ----------    ----------
      Total from investment
         operations............       .3202          .6058         .7635         .1996         .4653         .4940
                                   --------       --------    ----------    ----------    ----------    ----------
Less distributions:
------------------
  Dividends paid to
    stockholders:
    From net investment
      income...................      (.3002)        (.5958)       (.6035)       (.4396)       (.4253)       (.5240)
    From net realized gains....         -0-            -0-           -0-           -0-           -0-           -0-
                                   --------       --------    ----------    ----------    ----------    ----------
      Total distributions to
         stockholders..........      (.3002)        (.5958)       (.6035)       (.4396)       (.4253)       (.5240)
                                   --------       --------    ----------    ----------    ----------    ----------
Net asset value, end of
  period.......................    $   9.97       $   9.95    $     9.94    $     9.78    $    10.02    $     9.98
                                   ========       ========    ==========    ==========    ==========    ==========
Total return...................       3.16%          6.27%         8.02%         2.04%         4.76%         5.05%
Ratios/Supplemental data:
---------------------------
  Net assets, end of period (in
    000's).....................    $701,410       $796,016    $  891,538    $1,045,914    $1,572,311    $1,189,309
  Ratio of expenses to average
    net assets.................       0.49%(1)(2)    0.47%(1)      0.48%(1)      0.47%(1)      0.46%(1)      0.44%(1)
  Ratio of net investment
    income to average net
    assets.....................       6.14%(2)       6.01%         6.12%         4.40%         4.34%         5.14%
  Portfolio turnover rate......         86%            60%           68%           65%           30%           43%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Adjustable Rate Mortgage (ARM) Portfolio for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, and 1992, the ratios of expenses to average net assets would have been .79% (annualized), .77%, .78%, .76%, .76%, and .80%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                      SIX MONTHS
                                        ENDED                            YEAR ENDED OCTOBER 31,
                                    APRIL 30, 1997      -------------------------------------------------------
                                     (UNAUDITED)          1996       1995        1994        1993        1992
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $  9.52          $  9.68    $   9.34    $  10.00    $   9.80    $   9.61
                                       -------          -------    --------    --------    --------    --------
Income from investment operations:
-----------------------------------
  Net investment income............      .3128            .6101       .6211       .5407       .5982       .7161
  Net realized and unrealized gain
   (loss) on investments...........     (.1023)          (.1600)      .3400      (.6600)      .1987       .1909
                                       -------          -------    --------    --------    --------    --------
     Total from investment
       operations..................      .2105            .4501       .9611      (.1193)      .7969       .9070
                                       -------          -------    --------    --------    --------    --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income......     (.3105)          (.6101)     (.6211)     (.5407)     (.5969)     (.7170)
   From net realized gains.........        -0-              -0-         -0-         -0-         -0-         -0-
                                       -------          -------    --------    --------    --------    --------
     Total distributions to
       stockholders................     (.3105)          (.6101)     (.6211)     (.5407)     (.5969)     (.7170)
                                       -------          -------    --------    --------    --------    --------
Net asset value, end of period.....    $  9.42          $  9.52    $   9.68    $   9.34    $  10.00    $   9.80
                                       =======          =======    ========    ========    ========    ========
Total return.......................      2.24%            4.82%      10.63%      (1.18%)      8.33%       9.74%
Ratios/Supplemental data:
------------------------------
  Net assets, end of period
   (in 000's)......................    $86,171          $92,289    $187,087    $213,427    $218,032    $116,458
  Ratio of expenses to average net
   assets..........................      0.50%(1)(2)      0.44%(1)    0.38%(1)    0.39%(1)    0.37%(1)    0.43%(1)
  Ratio of net investment income to
   average net assets..............      6.66%(2)         6.38%       6.55%       5.61%       5.94%       7.14%
  Portfolio turnover rate..........        78%             133%        133%        358%        106%        226%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Intermediate Mortgage Securities Portfolio for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, and 1992, the ratios of expenses to average net assets would have been .60% (annualized), .58%, .58%, .59%, .57%, and .61%, respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED               YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1997   -------------------------------------
                                           (UNAUDITED)      1996      1995      1994      1993      1992
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....    $ 10.51       $ 10.68   $ 10.23   $ 11.28   $ 11.26   $ 11.29
                                             -------       -------   -------   -------   -------   -------
Income from investment operations:
-----------------------------------------
  Net investment income..................      .3631         .7479     .7703     .7296     .8306     .8924
  Net realized and unrealized gain (loss)
   on investments........................     (.1325)       (.1700)    .4500    (.9300)    .0195    (.0297)
                                             -------       -------   -------   -------   -------   -------
     Total from investment operations....      .2306         .5779    1.2203    (.2004)    .8501     .8627
                                             -------       -------   -------   -------   -------   -------
Less distributions:
-----------------------------------------
  Dividends paid to stockholders:
   From net investment income............     (.3606)       (.7479)   (.7703)   (.7296)   (.8301)   (.8927)
   From net realized gains...............        -0-           -0-       -0-    (.1200)      -0-       -0-
                                             -------       -------   -------   -------   -------   -------
     Total distributions to
       stockholders......................     (.3606)       (.7479)   (.7703)   (.8496)   (.8301)   (.8927)
                                             -------       -------   -------   -------   -------   -------
Net asset value, end of period...........    $ 10.38       $ 10.51   $ 10.68   $ 10.23   $ 11.28   $ 11.26
                                             =======       =======   =======   =======   =======   =======
Total return.............................      2.23%         5.63%    12.37%    (1.82%)    7.76%     7.91%
Ratios/Supplemental data:
-----------------------------------------
  Net assets, end of period (in 000's)...    $55,273       $57,267   $62,258   $60,613   $92,994   $72,505
  Ratio of expenses to average net
   assets................................      0.53%(1)      0.52%     0.53%     0.51%     0.51%     0.53%
  Ratio of net investment income to
   average net assets....................      7.01%(1)      7.10%     7.39%     6.81%     7.32%     7.91%
  Portfolio turnover rate................       171%          165%      177%      376%      187%       64%

--------------------------------------------------------------------------------
(1) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund, Inc. (the "Fund") consists of five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio.

A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors. Short-term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO STOCKHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

--------------------------------------------------------------------------------

B. Shay Assets Management Co. (Adviser), which is equally owned by two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc., serves as the Fund's investment adviser. Shay Assets Management, Inc. is controlled by Rodger D. Shay, the President of the Fund. The other half interest in the Adviser is held by ACB Assets Management, Inc., an indirect wholly-owned subsidiary of America's Community Bankers (ACB).

  As compensation for the Adviser's services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived 100% of its fee for the six months ended April 30, 1997. The waiver amounted to $37,103.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the six months ended April 30, 1997. The waiver amounted to $747,156.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the six months ended April 30, 1997. The waiver amounted to $43,859.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Shay Financial Services Co. (Distributor), which is equally owned by two general partners, Shay Financial Services, Inc. and ACB Securities, Inc., serves as the Fund's distributor. Shay Financial Services, Inc. is controlled by Rodger
D. Shay, the President of the Fund. The other half interest in the Distributor is held by ACB Securities, Inc., an indirect wholly-owned subsidiary of ACB.

  As compensation for the Distributor's services, the Fund pays the Distributor a fee monthly based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the six months ended April 30, 1997. The waiver amounted to $373,578.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first 500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

--------------------------------------------------------------------------------

C. The Fund is authorized to issue 6 billion shares of common stock, par value $.001 per share, of which 4 billion shares are of the Money Market Portfolio and 500 million shares are of each of the other four Portfolios.

Transactions in shares of the Fund for the six months ended April 30, 1997 and the year ended October 31, 1996 were as follows:

--------------------------------------------------------------------------------

                                               MONEY MARKET                       SHORT U.S. GOVERNMENT
                                                 PORTFOLIO                        SECURITIES PORTFOLIO
                                    --------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                     APRIL 30, 1997       YEAR ENDED        APRIL 30, 1997       YEAR ENDED
                                      (UNAUDITED)      OCTOBER 31, 1996      (UNAUDITED)      OCTOBER 31, 1996
--------------------------------------------------------------------------------------------------------------
Sale of shares.....................    255,846,018        756,322,916            527,881          4,141,919
Shares issued to stockholders in
  reinvestment of dividends........      1,188,658          2,389,475            270,031            527,302
Shares repurchased.................   (266,939,517)      (726,098,039)        (6,230,751)        (3,577,207)
                                      ------------       ------------         ----------        -----------
Net increase (decrease)............     (9,904,841)        32,614,352         (5,432,839)         1,092,014
Shares outstanding:
  Beginning of period..............     69,483,722         36,869,370         16,758,153         15,666,139
                                      ------------       ------------         ----------        -----------
  End of period....................     59,578,881         69,483,722         11,325,314         16,758,153
                                      ============       ============         ==========        ===========

--------------------------------------------------------------------------------

                                         ADJUSTABLE RATE MORTGAGE                 INTERMEDIATE MORTGAGE
                                              (ARM) PORTFOLIO                     SECURITIES PORTFOLIO
                                    --------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                     APRIL 30, 1997       YEAR ENDED        APRIL 30, 1997       YEAR ENDED
                                      (UNAUDITED)      OCTOBER 31, 1996      (UNAUDITED)      OCTOBER 31, 1996
--------------------------------------------------------------------------------------------------------------
Sale of shares.....................     12,353,911         54,984,099            320,169          1,221,454
Shares issued to stockholders in
  reinvestment of dividends........      1,194,409          2,803,118            134,486            734,670
Shares repurchased.................    (23,188,079)       (67,489,479)          (993,945)       (11,588,476)
                                      ------------       ------------         ----------        -----------
Net increase (decrease)............     (9,639,759)        (9,702,262)          (539,290)        (9,632,352)
Shares outstanding:
  Beginning of period..............     80,011,172         89,713,434          9,691,696         19,324,048
                                      ------------       ------------         ----------        -----------
  End of period....................     70,371,413         80,011,172          9,152,406          9,691,696
                                      ============       ============         ==========        ===========

================================================================================

                                                                    U.S. GOVERNMENT MORTGAGE
                                                                      SECURITIES PORTFOLIO
                                                              ------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 1997        YEAR ENDED
                                                                (UNAUDITED)       OCTOBER 31, 1996
--------------------------------------------------------------------------------------------------
Sale of shares..............................................             0              950,852
Shares issued to stockholders in reinvestment of
  dividends.................................................        85,467              179,409
Shares repurchased..........................................      (209,572)          (1,509,780)
                                                                 ---------           ----------
Net increase (decrease).....................................      (124,105)            (379,519)
Shares outstanding:
  Beginning of period.......................................     5,449,313            5,828,832
                                                                 ---------           ----------
  End of period.............................................     5,325,208            5,449,313
                                                                 =========           ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
D. At April 30, 1997, NET ASSETS consisted of the following:

-------------------------------------------------------------------------------------------------------
                                         SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                         GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                         MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                          PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------
Capital paid-in........  $59,578,881    $136,963,482    $719,167,600     $103,318,246     $58,143,909
Accumulated net
  realized losses......          -0-     (19,796,979)    (25,609,815)     (18,049,057)     (4,354,493)
Undistributed net
  investment income....          -0-             -0-         192,641           20,664          13,042
Net unrealized
  appreciation of
  investments..........          -0-       1,107,091       7,659,931          880,771       1,470,396
                         -----------    ------------    ------------     ------------     -----------
                         $59,578,881    $118,273,594    $701,410,357     $ 86,170,624     $55,272,854
                         ===========    ============    ============     ============     ===========
-------------------------------------------------------------------------------------------------------

E. For tax purposes at October 31, 1996, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $19,808,091, of which $8,161,004 expires in 1997, $4,590,496 expires in 1998, $4,615,249 expires in 2002,
$474,531 expires in 2003, and $1,966,811 expires in 2004. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $23,440,369, of which $1,067,764 expires in 2000, $5,932,937 expires in 2001, $10,944,856 expires in 2002, $4,674,894 expires in 2003, and $819,918 expires in 2004.

The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $17,949,222, of which $2,760,938 expires in 1997, $1,415,174 expires in 1998,
$9,526,290 expires in 2002, $1,932,691 expires in 2003, and $2,314,129 expires in 2004. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $4,097,131, of which $3,336,057 expires in 2002, $731,254 expires in 2003 and $29,820 expires in 2004. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

--------------------------------------------------------------------------------

F. For the six months ended April 30, 1997, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                            U.S.
                                            SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                            GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                            SECURITIES        (ARM)        SECURITIES    SECURITIES
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------
Purchases:
  U.S. Government obligations.............  $39,909,453    $205,971,081    $32,721,805   $45,324,141
  Other securities........................          -0-      93,299,489            -0-           -0-
                                            -----------    ------------    -----------   -----------
     Total purchases......................  $39,909,453    $299,270,570    $32,721,805   $45,324,141
                                            ===========    ============    ===========   ===========
Sales and maturities:
  U.S. Government obligations.............  $86,786,367    $261,208,381    $37,314,639   $45,715,731
  Other securities........................          -0-     126,486,143            -0-           -0-
                                            -----------    ------------    -----------   -----------
     Total sales and maturities...........  $86,786,367    $387,694,524    $37,314,639   $45,715,731
                                            ===========    ============    ===========   ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund, Inc., including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES CO.
111 East Wacker Drive/Chicago, IL 60601
800-527-3713

888 Brickell Avenue/Miami, FL 33131
800-327-6190

315 Post Road West/Westport, CT 06880
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services Co.
111 East Wacker Drive
Chicago, IL 60601

INVESTMENT ADVISER
Shay Assets Management Co.
111 East Wacker Drive
Chicago, IL 60601

ADMINISTRATOR, TRANSFER AGENT
  AND SHAREHOLDER SERVICE AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
PNC Bank
17th & Chestnut Streets
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103

DIRECTORS AND OFFICERS
Richard M. Amis
Director

Arthur G. De Russo
Director

David F. Holland
Director

Leon T. Kendall
Director and Chairman

Gerald J. Levy
Director

Rodger D. Shay
President and Director

Edward E. Sammons, Jr.
Vice President, Treasurer and Secretary

Doris J. Pavel
Assistant Secretary